ACQUISITIONS - Narrative (Details) $ in Millions			3 Months Ended		6 Months Ended
	May 04, 2023 USD ($) MW	Mar. 03, 2023 USD ($) MW	Jun. 30, 2023 USD ($)	Jun. 30, 2022 USD ($)	Jun. 30, 2023 USD ($)	Jun. 30, 2022 USD ($)
Disclosure of detailed information about business combination [line items]
Investment in equity-accounted investments			$ 31	$ 54	$ 124	$ 74
Brazil Wind Portfolio
Disclosure of detailed information about business combination [line items]
Ownership percentage		100.00%
Wind power capacity, generation facilities (in MW) | MW		136
Consideration transferred, acquisition-date fair value		$ 95
Economic interest held		25.00%
Fair value of assets acquired		$ 95
730 MW Development Pipeline In Brazil
Disclosure of detailed information about business combination [line items]
Ownership percentage	90.00%
Wind power capacity, generation facilities (in MW) | MW	730
Economic interest held	20.00%
Investment in equity-accounted investments	$ 4
Fair value of assets acquired	5
Fair value of liabilities assumed	$ 1